Total
Select Class Shares | SA U.S. Small Company Fund
SA U.S. Small Company Fund
Goal
The Fund’s goal is to achieve long-term capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Select Class Shares SA U.S. Small Company Fund Class S USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Shares SA U.S. Small Company Fund Class S
Management fees	0.65%
Shareholder servicing fee	0.05%
Other expenses	0.22%
Total annual operating expenses	0.92%

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Select Class Shares | SA U.S. Small Company Fund | Class S | USD ($)	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Select Class operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small cap companies listed on a securities exchange in the United States that is deemed appropriate by Dimensional Fund Advisors LP (the “Sub-Adviser”). The Sub-Adviser generally considers small cap companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2020, the market capitalization of an eligible company would be approximately $11 billion or below. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in securities of U.S. small cap companies.

Using a market capitalization weighted approach, the Sub-Adviser purchases a broad and diverse group of readily marketable equity securities of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Fund. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, momentum, trading strategies, liquidity, profitability, investment characteristics and other factors that the Sub-Adviser determines to be appropriate. The Sub-Adviser considers value stocks primarily to be those of companies with a low price in relation to their book value. In assessing value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Sub-Adviser uses for assessing value, profitability or investment characteristics are subject to change from time to time.

The Fund may lend its portfolio securities to generate additional income.

Principal Investment Risks

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

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Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

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COVID-19 Pandemic Risk: The global outbreak of the novel coronavirus and related disease (COVID-19) is currently creating significant economic and social uncertainty throughout the world and causing significant related market volatility. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund’s net asset value.

•

Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

•

Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value

Summary Prospectus | 21

of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

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Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

•

Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

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Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The past performance information shown below for periods prior to July 3, 2017 (the commencement of operations for Select Class shares), except as noted, is for Investor Class shares, which are not available through this Prospectus. Although Investor Class shares would have similar annual returns to Select Class shares because the classes are invested in the same portfolio of securities, the returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns – Select Class Shares (per calendar year)

Performance for calendar year 2017 and prior is that of the Investor Class shares only. Performance from 2018 to current is that of the Select Class shares only.

The year-to-date return through the calendar quarter ended September 30, 2020 was 5.06%.

Highest/lowest quarterly return starting from the first full quarter since the inception of the Select Class shares (Q4 2017):

	Quarter Ended	Total Return
Best Quarter	3/31/2019	12.40%
Worst Quarter	12/31/2018	(19.27)%

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - Select Class Shares - SA U.S. Small Company Fund	1 Year	5 Years	10 Years
Class S	22.46%	6.77%	11.57%
Class S | After Taxes on Distributions	21.14%	5.37%	10.59%
Class S | After Taxes on Distributions and Sales	14.24%	5.14%	9.49%
Russell 2000 Index	25.52%	8.23%	11.83%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown for Investor Class shares. After-tax returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.